Acquisitions, Alexco Pro Forma Table (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Business Acquisition [Line Items]
Net sales (combined)	$ 317.6	$ 322.3	$ 338.8	$ 322.6	$ 265.8	$ 263.4	$ 282.4	$ 267.5	$ 1,301.3	[1]	$ 1,079.1	$ 987.0
Net income	6.1	4.1	4.1	10.8	(0.9)	5.0	(0.4)	8.3	25.1	[1]	12.0	70.5
Basic earnings per share (combined)	$ 0.33	$ 0.21	$ 0.22	$ 0.57	$ (0.05)	$ 0.26	$ (0.02)	$ 0.41	$ 1.32	[1]	$ 0.61	$ 3.51
Diluted earnings per share (combined)	$ 0.33	$ 0.21	$ 0.22	$ 0.57	$ (0.05)	$ 0.26	$ (0.02)	$ 0.41	$ 1.32	[1]	$ 0.61	$ 3.51
Alexco
Pro-forma of Net income
Net sales (combined)											1,110.7
Net income (combined)											16.9
Basic earnings per share (combined)											$ 0.87
Diluted earnings per share (combined)											$ 0.87
Net sales									42.8
Net income before income taxes									$ 10.5

[1]	The combined results presented for year ended December 31, 2011 are the actual results presented in the Statements of Consolidated Income, as the operating results for the Chandler, Arizona (Extrusion) facility were included in the Company's consolidated operating results commencing January 1, 2011 (see Note 1).